Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2020
Cash Flow Reconciliations
Cash Flow Reconciliations

27. Cash Flow Reconciliations

The reconciliation of the Group’s financing activities for the three years ended December 31, 2020 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK 2021 Bonds in USD	—	—	(4,831)	—	—	(4,831)
Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	905,730	—	—	—	905,730
Bank loans and bond repayments	—	(547,751)	—	—	—	(547,751)
Payment for bond repurchase	—	(34,602)	—	—	—	(34,602)
Additions in deferred loan/bond fees	—	(25,912)	—	(910)	7,016	(19,806)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	14,154	—	14,154
Retranslation of the NOK 2021 Bonds and the NOK 2024 Bonds in USD	—	—	1,211	—	—	1,211
Borrowings outstanding as of December 31, 2019	2,828,459	297,465	1,211	13,244	7,016	3,147,395

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from bank loans and bonds	—	2,138,035	—	—	—	2,138,035
Bank loans and bond repayments	—	(1,481,709)	—	(8,063)	—	(1,489,772)
Payment for bond repurchase at premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(35,795)	—	997	(6,442)	(41,240)
Deferred loan fees received	—	792	—	—	—	792
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	—	22,876	—	22,876
Retranslation of the NOK 2024 Bonds in USD	—	—	3,248	(6,176)	—	(2,928)
Borrowings outstanding as of December 31, 2020	3,147,395	619,386	3,248	9,634	(6,442)	3,773,221

A reconciliation of derivatives arising from financing activities is as follows:

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)
Net derivative assets as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	—	3,096
Unrealized loss on derivative financial instruments held for trading	—	—	—	(54,050)	(54,050)
Ineffective portion of cash flow hedges	—	—	—	(151)	(151)
Payment for CCS termination	—	3,731	—	4,051	7,782
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(2,608)	—	(2,608)
Net derivative assets/(liabilities) as of December 31, 2019	3,096	3,731	(2,608)	(50,150)	(45,931)

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative liabilities as of January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading	—	—	—	(64,044)	(64,044)
Ineffective portion of cash flow hedges	—	—	—	(323)	(323)
Payment for interest rate swaps termination	—	31,662	—	—	31,662
Proceeds from entering into interest rate swaps	—	(31,622)	—	—	(31,622)
Payment for CCS termination	—	4,052	—	(4,052)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	2,498	—	2,498
Net derivative liabilities as of December 31, 2020	(45,931)	4,092	2,498	(68,419)	(107,760)

A reconciliation of lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for lease liability	—	(7,329)	—	(7,329)
Lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 19)	—	—	10,506	10,506
Additions	—	—	1,462	1,462
Payments for interest	—	(10,521)	—	(10,521)
Payments for lease liability	—	(9,950)	59	(9,891)
Lease liabilities as of December 31, 2019	213,374	(20,471)	12,027	204,930

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2020	204,930	—	—	204,930
Lease charge (Note 19)	—	—	9,921	9,921
Additions	—	—	2,155	2,155
Payments for interest	—	(9,911)	—	(9,911)
Payments for lease liability	—	(11,150)	225	(10,925)
Lease liabilities as of December 31, 2020	204,930	(21,061)	12,301	196,170